Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	OBERWEIS FUNDS
Entity Central Index Key	0000803020
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Oberweis Micro-Cap Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Micro-Cap Fund
Class Name	Investor Class
Trading Symbol	OBMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OBMCX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Micro-Cap Fund - Investor Class	$91	1.44%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.44%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]

How has the Fund performed?   (As of June 30, 2026)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBMCX	78.14	20.81	22.48
Russell Microcap Growth Index	51.30	3.30	10.79
S&P 500 Index	22.32	13.41	15.51

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Net Assets	$ 1,614,651,284
Holdings Count	73
Advisory Fees Paid, Amount	$ 5,777,862
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,614,651,284	73	31%	$5,777,862

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)

Equities	95.5
Other Assets in excess Liabilities	4.5

Top Ten Holdings (% of Net Assets)

Silicon Motion Technology Corp. ADS	6.3
Ultra Clean Hldgs., Inc.	5.5
Applied Optoelectronics, Inc.	4.9
Powell Industries, Inc.	3.1
Diodes, Inc.	2.7
Rush Street Interactive, Inc.	2.7
Blue Bird Corp.	2.5
Camtek Ltd.	2.5
MaxLinear, Inc.	2.4
American Superconductor Corp.	2.4

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	22.8
Electronic Equipment, Instruments & Components	8.3
Electrical Equipment	6.5
Pharmaceuticals	5.5
Machinery	5.0
Communications Equipment	4.9
Healthcare Equipment & Supplies	4.6
Hotels, Restaurants & Leisure	3.4
Aerospace & Defense	3.1
Consumer Finance	3.1

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Silicon Motion Technology Corp. ADS	6.3
Ultra Clean Hldgs., Inc.	5.5
Applied Optoelectronics, Inc.	4.9
Powell Industries, Inc.	3.1
Diodes, Inc.	2.7
Rush Street Interactive, Inc.	2.7
Blue Bird Corp.	2.5
Camtek Ltd.	2.5
MaxLinear, Inc.	2.4
American Superconductor Corp.	2.4

Oberweis Micro-Cap Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Micro-Cap Fund
Class Name	Institutional Class
Trading Symbol	OMCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Micro-Cap Fund (“OMCIX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Micro-Cap Fund - Institutional Class	$7,554	1.19%

Expenses Paid, Amount	$ 7,554
Expense Ratio, Percent	1.19%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]

How has the Fund performed?   (As of June 30, 2026)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OMCIX	78.57	21.12	22.78[1]
Russell Microcap Growth Index	51.30	3.30	10.79
S&P 500 Index	22.32	13.41	15.51

[1] The share class OMCIX began on May 1, 2017, returns for prior periods represent synthetic returns.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Net Assets	$ 1,614,651,284
Holdings Count	73
Advisory Fees Paid, Amount	$ 5,777,862
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$1,614,651,284	73	31%	$5,777,862

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)

Equities	95.5
Other Assets in excess Liabilities	4.5

Top Ten Holdings (% of Net Assets)

Silicon Motion Technology Corp. ADS	6.3
Ultra Clean Hldgs., Inc.	5.5
Applied Optoelectronics, Inc.	4.9
Powell Industries, Inc.	3.1
Diodes, Inc.	2.7
Rush Street Interactive, Inc.	2.7
Blue Bird Corp.	2.5
Camtek Ltd.	2.5
MaxLinear, Inc.	2.4
American Superconductor Corp.	2.4

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	22.8
Electronic Equipment, Instruments & Components	8.3
Electrical Equipment	6.5
Pharmaceuticals	5.5
Machinery	5.0
Communications Equipment	4.9
Healthcare Equipment & Supplies	4.6
Hotels, Restaurants & Leisure	3.4
Aerospace & Defense	3.1
Consumer Finance	3.1

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Silicon Motion Technology Corp. ADS	6.3
Ultra Clean Hldgs., Inc.	5.5
Applied Optoelectronics, Inc.	4.9
Powell Industries, Inc.	3.1
Diodes, Inc.	2.7
Rush Street Interactive, Inc.	2.7
Blue Bird Corp.	2.5
Camtek Ltd.	2.5
MaxLinear, Inc.	2.4
American Superconductor Corp.	2.4

Oberweis Small-Cap Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Small-Cap Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBSOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Small Cap Opportunities Fund (“OBSOX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Small Cap Opportunities Fund - Investor Class	$75	1.24%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.24%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]

How has the Fund performed?   (As of June 30, 2026)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBSOX	59.38	17.31	19.56
Russell 2000 Growth Index	38.74	5.57	11.97
S&P 500 Index	22.32	13.41	15.51

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Net Assets	$ 2,840,617,230
Holdings Count	78
Advisory Fees Paid, Amount	$ 8,831,124
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,840,617,230	78	23%	$8,831,124

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)

Equities	97.6
Other Assets in excess Liabilities	2.4

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	8.2
Applied Optoelectronics, Inc.	5.6
DigitalOcean Hldgs., Inc.	4.3
SiTime Corp.	2.8
SharkNinja, Inc.	2.7
BrightSpring Health Services, Inc.	2.5
Hinge Health, Inc.	2.1
Rambus, Inc.	2.0
MACOM Technology Solutions Hldgs., Inc.	1.9
Nova Ltd.	1.8

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	19.2
Communications Equipment	9.6
Healthcare Providers & Services	7.3
Aerospace & Defense	6.3
Electronic Equipment, Instruments & Components	5.2
Healthcare Equipment & Supplies	5.0
Construction & Engineering	4.8
Information Technology Services	4.3
Hotels, Restaurants & Leisure	3.6
Financial Services	3.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	8.2
Applied Optoelectronics, Inc.	5.6
DigitalOcean Hldgs., Inc.	4.3
SiTime Corp.	2.8
SharkNinja, Inc.	2.7
BrightSpring Health Services, Inc.	2.5
Hinge Health, Inc.	2.1
Rambus, Inc.	2.0
MACOM Technology Solutions Hldgs., Inc.	1.9
Nova Ltd.	1.8

Oberweis Small-Cap Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Small-Cap Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Small Cap Opportunities Fund (“OBSIX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Small Cap Opportunities Fund - Institutional Class	$5,954	0.99%

Expenses Paid, Amount	$ 5,954
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]

How has the Fund performed?   (As of June 30, 2026)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBSIX	59.77	17.61	19.86[1]
Russell 2000 Growth Index	38.74	5.57	11.97
S&P 500 Index	22.32	13.41	15.51

[1] The share class OBSIX began on May 1, 2017, returns for prior periods represent synthetic returns.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell Index is unmanaged and is not available for investment. The S&P 500 Index is a broad-based unmanaged index of the 500 leading publicly traded companies in the United States by market capitalization. The S&P 500 Index is widely recognized as representative of the equity market in general, is unmanaged and is not available for investment.

Net Assets	$ 2,840,617,230
Holdings Count	78
Advisory Fees Paid, Amount	$ 8,831,124
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$2,840,617,230	78	23%	$8,831,124

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)

Equities	97.6
Other Assets in excess Liabilities	2.4

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	8.2
Applied Optoelectronics, Inc.	5.6
DigitalOcean Hldgs., Inc.	4.3
SiTime Corp.	2.8
SharkNinja, Inc.	2.7
BrightSpring Health Services, Inc.	2.5
Hinge Health, Inc.	2.1
Rambus, Inc.	2.0
MACOM Technology Solutions Hldgs., Inc.	1.9
Nova Ltd.	1.8

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	19.2
Communications Equipment	9.6
Healthcare Providers & Services	7.3
Aerospace & Defense	6.3
Electronic Equipment, Instruments & Components	5.2
Healthcare Equipment & Supplies	5.0
Construction & Engineering	4.8
Information Technology Services	4.3
Hotels, Restaurants & Leisure	3.6
Financial Services	3.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	8.2
Applied Optoelectronics, Inc.	5.6
DigitalOcean Hldgs., Inc.	4.3
SiTime Corp.	2.8
SharkNinja, Inc.	2.7
BrightSpring Health Services, Inc.	2.5
Hinge Health, Inc.	2.1
Rambus, Inc.	2.0
MACOM Technology Solutions Hldgs., Inc.	1.9
Nova Ltd.	1.8

Oberweis Global Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Global Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBEGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBEGX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis Global Opportunities Fund - Investor Class	$80	1.40%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.40%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]

How has the Fund performed?   (As of June 30, 2026)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBEGX	42.13	6.15	12.29
MSCI ACWI Small-Cap Index	28.82	7.42	10.73
MSCI EAFE Index	20.23	9.05	9.66

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Net Assets	$ 74,466,325
Holdings Count	57
Advisory Fees Paid, Amount	$ 268,160
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$74,466,325	57	56%	$268,160

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)

Equities	97.3
Other Assets in excess Liabilities	2.7

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	5.9
DigitalOcean Hldgs., Inc.	4.6
Lumentum Hldgs., Inc.	3.3
MACOM Technology Solutions Hldgs., Inc.	3.2
Games Workshop Group PLC	3.2
Applied Optoelectronics, Inc.	3.1
Diploma PLC	2.8
Rambus, Inc.	2.8
Veracyte, Inc.	2.7
IMI PLC	2.5

Top Ten Industries (% of Net Assets)

Semiconductor & Semiconductor Equipment	14.8
Communications Equipment	6.5
Biotechnology	5.9
Health Care Provider & Services	4.9
Hotels Restaurants & Leisure	4.9
Electrical Equipment	4.7
Trading Co. & Distribution	4.6
Information Technology Services	4.6
Healthcare Equipment & Supplies	4.4
Machinery	4.2

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	5.9
DigitalOcean Hldgs., Inc.	4.6
Lumentum Hldgs., Inc.	3.3
MACOM Technology Solutions Hldgs., Inc.	3.2
Games Workshop Group PLC	3.2
Applied Optoelectronics, Inc.	3.1
Diploma PLC	2.8
Rambus, Inc.	2.8
Veracyte, Inc.	2.7
IMI PLC	2.5

Oberweis Global Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Global Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Global Opportunities Fund (“OBGIX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis Global Opportunities Fund - Institutional Class	$6,568	1.15%

Expenses Paid, Amount	$ 6,568
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]

How has the Fund performed?   (As of June 30, 2026)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBGIX	42.47	6.42	12.57[1]
MSCI ACWI Small-Cap Index	28.82	7.42	10.73
MSCI EAFE Index	20.23	9.05	9.66

[1] The share class OBGIX began on May 1, 2017, returns for prior periods represent synthetic returns.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI ACWI Small-Cap Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small-cap developed and emerging markets with dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Net Assets	$ 74,466,325
Holdings Count	57
Advisory Fees Paid, Amount	$ 268,160
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$74,466,325	57	56%	$268,160

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)

Equities	97.3
Other Assets in excess Liabilities	2.7

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	5.9
DigitalOcean Hldgs., Inc.	4.6
Lumentum Hldgs., Inc.	3.3
MACOM Technology Solutions Hldgs., Inc.	3.2
Games Workshop Group PLC	3.2
Applied Optoelectronics, Inc.	3.1
Diploma PLC	2.8
Rambus, Inc.	2.8
Veracyte, Inc.	2.7
IMI PLC	2.5

Top Ten Industries (% of Net Assets)

Semiconductor & Semiconductor Equipment	14.8
Communications Equipment	6.5
Biotechnology	5.9
Health Care Provider & Services	4.9
Hotels Restaurants & Leisure	4.9
Electrical Equipment	4.7
Trading Co. & Distribution	4.6
Information Technology Services	4.6
Healthcare Equipment & Supplies	4.4
Machinery	4.2

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Credo Technology Group Hldg. Ltd.	5.9
DigitalOcean Hldgs., Inc.	4.6
Lumentum Hldgs., Inc.	3.3
MACOM Technology Solutions Hldgs., Inc.	3.2
Games Workshop Group PLC	3.2
Applied Optoelectronics, Inc.	3.1
Diploma PLC	2.8
Rambus, Inc.	2.8
Veracyte, Inc.	2.7
IMI PLC	2.5

Oberweis China Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis China Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBCHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis China Opportunities Fund (“OBCHX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis China Opportunities Fund - Investor Class	$104	1.76%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.76%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]

How has the Fund performed?   (As of June 30, 2026)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBCHX	61.61	1.50	11.19
MSCI China Net Index	(4.94)	(6.62)	4.34

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.

Net Assets	$ 67,868,133
Holdings Count	51
Advisory Fees Paid, Amount	$ 293,340
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$67,868,133	51	86%	$293,340

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)

Equities	87.5
Short-Term Investments	12.6
Other Liabilities in excess of Assets	(0.1)

Top Ten Holdings (% of Net Assets)

Kingboard Laminates Hldgs. Ltd.	5.6
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
Elite Material Co. Ltd.	4.4
Tencent Hldgs. Ltd.	4.4
Alibaba Group Hldg. Ltd.	4.0
MediaTek, Inc.	2.9
HSBC Hldgs. PLC	2.7
Montage Technology Co. Ltd.	2.7
ASE Technology Hldg. Co. Ltd.	2.6
ACM Research, Inc.	2.4

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	30.3
Electronic Equipment, Instruments & Components	21.4
Banks	7.3
Interactive Media & Services	4.4
Machinery	4.1
Broadline Retail	4.0
Communications Equipment	2.3
Construction Materials	2.1
Technology Hardware, Storage & Peripherals	1.9
Electrical Equipment	1.6

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Kingboard Laminates Hldgs. Ltd.	5.6
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
Elite Material Co. Ltd.	4.4
Tencent Hldgs. Ltd.	4.4
Alibaba Group Hldg. Ltd.	4.0
MediaTek, Inc.	2.9
HSBC Hldgs. PLC	2.7
Montage Technology Co. Ltd.	2.7
ASE Technology Hldg. Co. Ltd.	2.6
ACM Research, Inc.	2.4

Oberweis China Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis China Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OCHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis China Opportunities Fund (“OCHIX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis China Opportunities Fund - Institutional Class	$8,893	1.51%

Expenses Paid, Amount	$ 8,893
Expense Ratio, Percent	1.51%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]

How has the Fund performed?   (As of June 30, 2026)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OCHIX	62.05	1.75	11.46[1]
MSCI China Net Index	(4.94)	(6.62)	4.34

[1] The share class OCHIX began on May 1, 2017, returns for prior periods represent synthetic returns.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI China Net Index is a free float-adjusted market capitalization-weighted index of Chinese equities that include China-affiliated corporations and H shares listed on the Hong Kong Exchange, and B shares listed on the Shanghai and Shenzhen exchanges and P chips and foreign listings with minimum dividends reinvested net of withholding tax. The MSCI China Net Index is unmanaged and is not available for investment.

Net Assets	$ 67,868,133
Holdings Count	51
Advisory Fees Paid, Amount	$ 293,340
Investment Company, Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$67,868,133	51	86%	$293,340

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)

Equities	87.5
Short-Term Investments	12.6
Other Liabilities in excess of Assets	(0.1)

Top Ten Holdings (% of Net Assets)

Kingboard Laminates Hldgs. Ltd.	5.6
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
Elite Material Co. Ltd.	4.4
Tencent Hldgs. Ltd.	4.4
Alibaba Group Hldg. Ltd.	4.0
MediaTek, Inc.	2.9
HSBC Hldgs. PLC	2.7
Montage Technology Co. Ltd.	2.7
ASE Technology Hldg. Co. Ltd.	2.6
ACM Research, Inc.	2.4

Top Ten Industries (% of Net Assets)

Semiconductors & Semiconductor Equipment	30.3
Electronic Equipment, Instruments & Components	21.4
Banks	7.3
Interactive Media & Services	4.4
Machinery	4.1
Broadline Retail	4.0
Communications Equipment	2.3
Construction Materials	2.1
Technology Hardware, Storage & Peripherals	1.9
Electrical Equipment	1.6

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Kingboard Laminates Hldgs. Ltd.	5.6
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8
Elite Material Co. Ltd.	4.4
Tencent Hldgs. Ltd.	4.4
Alibaba Group Hldg. Ltd.	4.0
MediaTek, Inc.	2.9
HSBC Hldgs. PLC	2.7
Montage Technology Co. Ltd.	2.7
ASE Technology Hldg. Co. Ltd.	2.6
ACM Research, Inc.	2.4

Oberweis International Opportunities Fund | Investor Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis International Opportunities Fund
Class Name	Investor Class
Trading Symbol	OBIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIOX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Oberweis International Opportunities Fund - Investor Class	$70	1.35%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]

How has the Fund performed?   (As of June 30, 2026)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBIOX	12.61	(0.78)	7.51
MSCI World ex-US Small-Cap Growth Index	18.55	3.63	8.51
MSCI EAFE Index	20.23	9.05	9.66

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Net Assets	$ 409,221,514
Holdings Count	75
Advisory Fees Paid, Amount	$ 2,040,753
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$409,221,514	75	45%	$2,040,753

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)

Equities	94.9
Short-Term Investments	4.6
Other Assets in excess Liabilities	0.5

Top Ten Holdings (% of Net Assets)

Games Workshop Group PLC	2.9
Koninklijke Heijmans N.V	2.6
Storebrand ASA	2.3
Fuji Corp.	2.2
Enerflex Ltd.	2.2
Tokyo Ohka Kogyo Co. Ltd.	2.1
Glanbia PLC	2.0
Food & Life Cos. Ltd.	2.0
De’ Longhi SpA	2.0
IMI PLC	2.0

Top Ten Industries (% of Net Assets)

Electronic Equipment, Instruments & Components	8.4
Machinery	8.3
Construction & Engineering	7.7
Capital Markets	6.4
Metals & Mining	6.1
Semiconductors & Semiconductor Equipment	6.0
Electrical Equipment	5.0
Energy Equipment & Services	4.6
Food Products	4.6
Insurance	4.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Games Workshop Group PLC	2.9
Koninklijke Heijmans N.V	2.6
Storebrand ASA	2.3
Fuji Corp.	2.2
Enerflex Ltd.	2.2
Tokyo Ohka Kogyo Co. Ltd.	2.1
Glanbia PLC	2.0
Food & Life Cos. Ltd.	2.0
De’ Longhi SpA	2.0
IMI PLC	2.0

Oberweis International Opportunities Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	OBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis International Opportunities Fund (“OBIIX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $1,000,000 investment)
	Costs of a $1,000,000 investment	Costs paid as a percentage of a $1,000,000 investment
Oberweis International Opportunities Fund - Institutional Class	$5,687	1.10%

Expenses Paid, Amount	$ 5,687
Expense Ratio, Percent	1.10%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]

How has the Fund performed?   (As of June 30, 2026)

	Average Annual Total Returns
	1 year (%)	5 years (%)	10 years (%)
OBIIX	12.95	(0.52)[1]	7.78[1]
MSCI World ex-US Small-Cap Growth Index	18.55	3.63	8.51
MSCI EAFE Index	20.23	9.05	9.66

[1] The share class OBIIX began on December 22, 2023, returns for prior periods represent synthetic returns.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax. The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Net Assets	$ 409,221,514
Holdings Count	75
Advisory Fees Paid, Amount	$ 2,040,753
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$409,221,514	75	45%	$2,040,753

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)

Equities	94.9
Short-Term Investments	4.6
Other Assets in excess Liabilities	0.5

Top Ten Holdings (% of Net Assets)

Games Workshop Group PLC	2.9
Koninklijke Heijmans N.V	2.6
Storebrand ASA	2.3
Fuji Corp.	2.2
Enerflex Ltd.	2.2
Tokyo Ohka Kogyo Co. Ltd.	2.1
Glanbia PLC	2.0
Food & Life Cos. Ltd.	2.0
De’ Longhi SpA	2.0
IMI PLC	2.0

Top Ten Industries (% of Net Assets)

Electronic Equipment, Instruments & Components	8.4
Machinery	8.3
Construction & Engineering	7.7
Capital Markets	6.4
Metals & Mining	6.1
Semiconductors & Semiconductor Equipment	6.0
Electrical Equipment	5.0
Energy Equipment & Services	4.6
Food Products	4.6
Insurance	4.0

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Games Workshop Group PLC	2.9
Koninklijke Heijmans N.V	2.6
Storebrand ASA	2.3
Fuji Corp.	2.2
Enerflex Ltd.	2.2
Tokyo Ohka Kogyo Co. Ltd.	2.1
Glanbia PLC	2.0
Food & Life Cos. Ltd.	2.0
De’ Longhi SpA	2.0
IMI PLC	2.0

Oberweis Focused International Growth Fund | Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Oberweis Focused International Growth Fund
Class Name	Institutional Class
Trading Symbol	OFIGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Oberweis Focused International Growth Fund (“OFIGX” or the “Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at no cost online at https://oberweisfunds.com/solutions/mutual-funds/, or by calling 800-245-7311.
Additional Information Phone Number	800-245-7311
Additional Information Website	https://oberweisfunds.com/solutions/mutual-funds/
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $100,000 investment)
	Costs of a $100,000 investment	Costs paid as a percentage of a $100,000 investment
Oberweis Focused International Growth Fund - Institutional Class	$426	0.81%

Expenses Paid, Amount	$ 426
Expense Ratio, Percent	0.81%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Average Annual Return [Table Text Block]

How has the Fund performed?   (As of June 30, 2026)

	Average Annual Total Returns
	1 year (%)	Since Inception (%)[1]
OFIGX	19.01	10.64
MSCI EAFE Index	20.23	11.74

[1] Since the inception of the Fund on April 1, 2022.

The Fund’s past performance is not a good predictor of the Fund’s future performance.

The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

The MSCI EAFE Index is an equity index that captures large and mid-cap representation across 21 developed markets countries around the world, excluding the U.S. and Canada. The index is a broad-based index covering approximately 85% of the free-float-adjusted market capitalization in each country with minimum dividends reinvested net of withholding tax. The Indexes are unmanaged and not available for investment.

Performance Inception Date	Apr. 01, 2022
Net Assets	$ 46,942,362
Holdings Count	40
Advisory Fees Paid, Amount	$ 136,995
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)

Net Assets	Number of Holdings	Portfolio Turnover Rate	Total Advisory Fees Paid
$46,942,362	40	34%	$136,995

Holdings [Text Block]

What did the Fund invest in?   (as of June 30, 2026) (unaudited)

Asset Allocation (% of Net Assets)

Equities	93.1
Short-Term Investments	7.4
Other Liabilities in excess of Assets	(0.5)

Top Ten Holdings (% of Net Assets)

Kioxia Hldgs. Corp.	8.2
Sumitomo Electric Industries Ltd.	4.6
Zurich Insurance Group AG	4.4
ASML Hldg. NV	4.2
Siemens Energy AG	3.7
HSBC Hldgs. PLC	3.6
UniCredit SpA	3.4
AstraZeneca PLC	3.3
Shell PLC	3.3
Roche Hldg. AG	3.2

Top Ten Industries (% of Net Assets)

Semiconductor & Semiconductor Equipment	15.0
Banks	14.7
Electrical Equipment	9.6
Pharmaceuticals	7.9
Insurance	5.5
Automobile Components	4.6
Oil, Gas & Consumable Fuels	3.3
Metals & Mining	3.3
Aerospace & Defense	3.2
Industrial Conglomerates	2.9

Largest Holdings [Text Block]

Top Ten Holdings (% of Net Assets)

Kioxia Hldgs. Corp.	8.2
Sumitomo Electric Industries Ltd.	4.6
Zurich Insurance Group AG	4.4
ASML Hldg. NV	4.2
Siemens Energy AG	3.7
HSBC Hldgs. PLC	3.6
UniCredit SpA	3.4
AstraZeneca PLC	3.3
Shell PLC	3.3
Roche Hldg. AG	3.2